Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2016	¥ 207,105
2017	88,658
2018	45,698
2019	24,860
2020	9,226
Later fiscal years	13,794
Total	¥ 389,341